Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Additions or Improvements Extending Useful Life

Significant additions or improvements extending the useful life of an asset are capitalized, while repairs and maintenance costs which do not significantly improve the related assets or extend their useful lives are charged to expense as incurred.

Asset Category	Useful Life (in years)
Computer software	3
Computer hardware	3
Equipment	5
Office furniture and fixtures	10
Leasehold improvements	Shorter of useful life of assets or lease term

Summary of Liabilities Fair Value Measurements

The following table summarizes the conclusions reached as of December 31 (in thousands):

	2015	Level 1	Level 2	Level 3
Liabilities:
Series A convertible preferred stock warrant(1)	$650	—	—	$650

	$650	$—	$—	$650

	2016	Level 1	Level 2	Level 3
Liabilities:
Series A convertible preferred stock warrant(1)	$850	—	—	$850

	$850	$—	$—	$850

(1)	In order to determine the fair value of the convertible preferred stock warrant, we used an option pricing model (“OPM”). Significant inputs for the OPM included an estimate of the fair value of the Series A convertible preferred stock, the remaining contractual life of the warrant, an estimate of the timing of a liquidity event, a risk-free rate of interest and an estimate of our stock volatility using the volatilities of guideline peer companies.

FairValueAssetsAndLiabilitiesMeasuredOnRecurringAndNonrecurringBasisValuationTechniquesTableTextBlock

The following table presents the changes in our Level 3 instruments measured at fair value on a recurring basis during the nine months ended September 30, 2016 and 2017 (in thousands):

	Nine Months Ended September 30,
	2016	2017
Balance as of January 1	$650	$850
Change in fair value of warrant liability	200	341
Reclassification of warrant liability to equity	—	(1,191)

Balance as of September 30	$850	$—

The following table presents the changes in our Level 3 instruments measured at fair value on a recurring basis during the years ended December 31 (in thousands):

	Series A Convertible Preferred Stock Warrant
	2014	2015	2016
Balance as of January 1	$—	$351	$650
Change in fair value of warrant liability	351	299	200

Balance as of December 31	$351	$650	$850

Summary of Liabilities Fair Value Measurements

The following table summarizes the conclusions reached as of December 31, 2016 (in thousands):

	December 31, 2016	Level 1	Level 2	Level 3
Liabilities:
Series A convertible preferred stock warrant(1)	$850	$—	$—	$850

	$850	$—	$—	$850

(1)	In order to determine the fair value of the convertible preferred stock warrant, we used the Black-Scholes option pricing model (“OPM”). Significant inputs for the OPM included an estimate of the fair value of the Series A convertible preferred stock, the remaining contractual life of the warrant, an estimate of the timing of a liquidity event, a risk-free rate of interest and an estimate of our stock volatility using the volatilities of guideline peer companies.